Redeemable Non-controlling Interests - Schedule of Redeemable Non-controlling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Balance	¥ 2,554,578		¥ 3,104,786
Issuance			14,862
Accretion	7,997		252
Balance	2,017,401	$ 276,383	2,554,578
Redeemable Non-Controlling Interests [Member]
Noncontrolling Interest [Line Items]
Balance	105,978
Issuance	75,750		105,726
Accretion	7,997		252
Balance	¥ 189,725	$ 25,992	¥ 105,978